PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Summaries of prepaid expenses and other current assets are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Security deposits for lease securitization borrowings	$79	$7,935
Prepaid interest expenses	15	341
Temporary advances to employees	543	798
Prepaid rent	1,210	1,124
Prepaid other taxes	—	264
Prepaid fuel charges	516	606
Prepaid insurance expenses	465	155
Prepaid insurance	1,319	—
Deposits for inventories	6	105
Other current assets	623	873
Total	$4,776	$12,201